NOTE 6 - SHORT TERM DEBT (Tables)	28 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
Summary of Debt Activity

	Third parties	Related parties
Proceeds from short term notes	$350,000	$100,000
Repayments of short term notes	-100,000	-100,000
Balance at December 31, 2011	$250,000	$ -
Proceeds from short term notes	769,750	303,000
Repayments of short term notes	-520,000	-50,000
Balance at December 31, 2012	$499,750	$ 253,000
Draw downs from line of credit	90,000	-
Proceeds from short term notes	—	61,000
Repayments of short term notes	—	-10,000
Balance at March 31, 2013	$589,750	$304,000